UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Kamunting Street Capital Management, L.P.
           --------------------------------------------------
Address:   140 EAST 45TH STREET, 15TH FLOOR
           --------------------------------------------------
           NEW YORK, NY 10017
           --------------------------------------------------

Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kamunting Street Management, L.L.C.
           --------------------------------------------------
Title:     Allan C. Teh, Managing Member
           --------------------------------------------------
Phone:     212-490-4350
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Allan C. Teh              NEW YORK, NY                02/14/05
       ------------------------   ------------------------------  ----------
           [Signature]                [City, State]                [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   37
                                               -------------

Form 13F Information Table Value Total:             $226,915
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number               Name

                                     Form 13F INFORMATION TABLE


                                               VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP       DEB SR
                         CVC33      370442717     40657   1525000  SH        SOLE           1525000
------------------------------------------------------------------------------------------------------------
AMAZON COM INC           NOTE
                       4.750%2/0    023135AF3     25102  24978000  SH        SOLE          24978000
------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
 CRUISES LTD             COM        780153AK8     14371  22500000  SH        SOLE          22500000
------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP   NOTE
                       6.000% 2/0   269246AB0     13143  12854000  SH        SOLE          12854000
------------------------------------------------------------------------------------------------------------
NEXTEL
 COMMUNICATIONS INC      NOTE
                       5.250% 1/1   65332VAY9     12310  12010000  SH        SOLE          12010000
------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC    NOTE
                       4.000% 7/0   150934AF4      9938  10350000  SH        SOLE          10350000
------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC    NOTE
                       5.750% 6/1   150934AD9      9508   9322000  SH        SOLE           9322000
------------------------------------------------------------------------------------------------------------
WEBMD CORP               NOTE
                       1.750% 6/1   94769MAE5   8684588     10000  SH        SOLE             10000
------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC     NOTE
                       4.250% 5/0   207142AB6      8419   8591000  SH        SOLE           8591000
------------------------------------------------------------------------------------------------------------
CALPINE CORP             NOTE
                       4.750% 11/1  131347BJ4      8318   9500000  SH        SOLE           9500000
------------------------------------------------------------------------------------------------------------
MCI INC                  COM        552691107      7615    377746  SH        SOLE            377746
------------------------------------------------------------------------------------------------------------
ICOS CORP                NOTE
                       2.000% 7/0   449295AB0      6915   8000000  SH        SOLE           8000000
------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP     PFDCONV
                           MAND     806605606      6717    119900  SH        SOLE            119900
------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTEL INC   NOTE
                       1.875% 7/3   35100EAE4      6453   5000000  SH        SOLE           5000000
------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC      COM        492914106      5657    479400  SH        SOLE            479400
------------------------------------------------------------------------------------------------------------
MEDTRONIC INC            DBCV
                       1.250% 9/1   585055AB2      5061   5000000  SH        SOLE           5000000
------------------------------------------------------------------------------------------------------------
GREATER BAY BANCORP      NOTE
                         3/2        391648AP7      4495   5000000  SH        SOLE           5000000
------------------------------------------------------------------------------------------------------------
COMCAST HOLDINGS CORP    ZONES
                       CV2% PCS     200300507      4490    100000  SH        SOLE            100000
------------------------------------------------------------------------------------------------------------
INHALE THERAPEUTIC
 SYS INC                 NOTE
                       3.500% 10/1  457191AH7      3856   4000000  SH        SOLE           4000000
------------------------------------------------------------------------------------------------------------
CELL THERAPEUTICS INC    NOTE
                       5.750% 6/1   150934AC1      3212   3650000  SH        SOLE           3650000
------------------------------------------------------------------------------------------------------------
LIMITED BRANDS INC       COM        532716107      3094    134393  SH        SOLE            134393
------------------------------------------------------------------------------------------------------------
IDEC
 PHARMACEUTICALS CORP    NOTE 4/2   449370AE5      2902   4500000  SH        SOLE           4500000
------------------------------------------------------------------------------------------------------------
ARMOR HOLDINGS INC       NOTE
                       2.000% 11/0  042260AC3      2841   2500000  SH        SOLE           2500000
------------------------------------------------------------------------------------------------------------
SPRINT CORP            COM FON      852061100      1864     75000  SH        SOLE             75000
------------------------------------------------------------------------------------------------------------
CIENA CORP               NOTE
                       3.750% 2/0   171779AA9      1780   2000000  SH        SOLE          2000000
------------------------------------------------------------------------------------------------------------
MCMORAN EXPLORATION CO   COM        582411104      1694     90600  SH        SOLE            90600
------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP          NOTE
                       2.875% 12/0  125896AW0      1508   1500000  SH        SOLE          1500000
------------------------------------------------------------------------------------------------------------
LEXINGTON CORP
 PPTY TR               PFD CONV
                        SER C       529043309      1266     25000  SH        SOLE            25000
------------------------------------------------------------------------------------------------------------
ATMEL CORP             SDCV 5/2     049513AE4      1114   2500000  SH        SOLE          2500000
------------------------------------------------------------------------------------------------------------
ABGENIX INC              NOTE
                       3.500% 3/1   00339BAB3       996   1000000  SH        SOLE          1000000
------------------------------------------------------------------------------------------------------------
BIOMARIN
 PHARMACEUTICAL INC      NOTE
                       3.500% 6/1   09061GAB7       884   1000000  SH        SOLE          1000000
------------------------------------------------------------------------------------------------------------
SCIENTIFIC GAMES CORP    CL A       80874P109       596     25000  SH        SOLE            25000
------------------------------------------------------------------------------------------------------------
GENCORP INC              COM        368682100       557     30000  SH        SOLE            30000
------------------------------------------------------------------------------------------------------------
DRESS BARN INC           COM        261570105       552     31357  SH        SOLE            31357
------------------------------------------------------------------------------------------------------------
LEVEL 3
 COMMUNICATIONS INC      COM        52729N100       265     78112  SH        SOLE            78112
------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP       COM        00208J108        46      2477  SH        SOLE             2477
------------------------------------------------------------------------------------------------------------
BARRETT BILL CORP        COM        06846N104        32      1000  SH        SOLE             1000
------------------------------------------------------------------------------------------------------------


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